Memorandum accounts	12 Months Ended
Dec. 31, 2020
Memorandum accounts
Memorandum accounts

31. Memorandum accounts

Memorandum items relate to balances representing rights, obligations and other legal matters that in the future may have an impact on net assets, as well as any other balances needed to reflect all transactions performed by the Bank, although they may not impact on their net assets, including contingent commitments and financial instruments received as collateral in OTC financial derivatives transactions, reverse repurchase agreements and securities loan transactions in which the lender is the Bank.

a)   Contingent commitments

Contingent commitments include those irrevocable commitments that could give rise to the recognition of financial assets.

The breakdown is as follows:

Contingent commitments	12/31/2019	12/31/2020

Available lines of credit cards and non-revolving consumer loans	136,405	157,033
Guarantees, documentary credits and loan commitments of commercial and public sector loans	79,950	91,993
Guarantees, documentary credits and loan commitments of commercial loans (SME)	219	112
	216,574	249,138

As of December 31, 2019 and 2020, the Bank had recognized provisions for off-balance sheet risk of 1,075 million pesos and 1,232 million pesos, respectively, to cover contingent liabilities arising from available lines of credit cards and non-revolving consumer loans (see Note 24).

A significant portion of the guarantees and loan commitments will expire without any payment obligation materializing for the Bank and, therefore, the aggregate balance of these commitments cannot be considered an actual future need for financing or liquidity to be provided by the Bank to third parties.

Income from guarantee instruments is recognized under Fee and commission income in the consolidated income statements and is calculated by applying the rate established in the related contract to the nominal amount of the guarantee.

As of December 31, 2020, the breakdown of the carrying amount of the contingent commitments by stages is as follows:

	Carrying amount
	Stage 1	Stage 2	Stage 3	Total

Available lines of credit cards and non-revolving consumer loans	154,901	2,000	132	157,033
Guarantees, documentary credits and loan commitments of commercial and public sector loans	90,915	815	263	91,993
Guarantees, documentary credits and loan commitments of commercial loans (SME)	93	11	8	112
	245,909	2,826	403	249,138

b)   Financial instruments received as collateral

Financial instruments include those securities received by the Bank in which there is not transfer of the contractual rights or risk and rewards of the financial instruments that could give rise to the recognition of financial assets since the Bank received them to engage in OTC financial derivatives transactions, reverse repurchase agreements and securities loan transactions in which the lender is the Bank.

The breakdown is as follows:

Financial instruments received as collateral	12/31/2019	12/31/2020

Debt instruments received in OTC financial derivatives transactions	5,736	5,483
Debt instruments received in reverse repurchase agreement transactions	76,592	59,557
Equity instruments received in securities loan transactions	14	137
	82,342	65,177